OTHER INCOME	12 Months Ended
Jul. 31, 2025
OTHER INCOME

8. OTHER INCOME

(a) BCMETC

During the year ended July 31, 2025, the Company received $5,508 of BCMETC refund for its fiscal year ended July 31, 2024.

During the year ended July 31, 2024, the Company received $33,753 of BCMETC refund for its fiscal year ended July 31, 2022.